Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Securities borrowed	$ 19,575	$ 19,404
Derivative instruments, net	5,189	4,013
Bank-owned life insurance	3,323	3,242
Investments in joint ventures and other unconsolidated entities	2,882	2,226
Collateral, net	1,354	473
Receivable for securities settlement	531	188
Prepaid expenses	493	364
Accounts receivable	343	348
Income taxes receivable	129	97
Deferred tax assets, net of valuation allowance	113	113
Deposits with clearing organizations	58	120
Other	414	397
Total	$ 34,404	$ 30,985